TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details 1) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade Payables And Other Current Liabilities
Accrued salaries	€ 779	€ 1,744
Current tax liabilities	5,044	5,459
Others	242	8
Total	€ 6,065	€ 7,211